Financial Instruments - Summary of Reconciliation of Financial Assets Measured At Fair Value Using Significant Unobservable Inputs (Detail) - Level 3 [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning	$ 1,168.7	₨ 88,578.0	₨ 44,313.8
Originated or purchased during the period	1,344.3	101,887.9	61,529.3
Interest accrued on FVOCI Loans	5.3	398.8	177.1
Disposal during the period	(537.6)	(40,748.7)	(19,762.0)
Loan loss provision recognised	(18.3)	(1,383.9)
Fair value changes recognized through OCI	28.0	2,122.0	2,411.7
Fair value changes recognized through P& L	2.8	209.1	(83.4)
Foreign exchange translation difference	1.4	108.7	(8.5)
Balance at the end	$ 1,994.6	₨ 151,171.9	₨ 88,578.0